Following the identification and review of the material weakness described in the independent public accountant’s report on internal control over financial reporting, the registrant will take the following corrective actions:

1.	The registrant plans to work with the registrant’s fund accounting agent to transition to a daily accrual of interest as interest receivable utilizing the fund accounting agent’s technology platform.
2.
The registrant plans to take a holistic review of its internal fund accounting process and resources to ensure appropriate resourcing to and enhanced oversight of the registrant’s fund accounting agent.